Rate Matters (Details) (USD $)	12 Months Ended					12 Months Ended														12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended											12 Months Ended			12 Months Ended										12 Months Ended						12 Months Ended																		12 Months Ended										1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Tanners Creek Plant, Units 1-4 [Member]	Dec. 31, 2013 Big Sandy Plant, Unit 2 [Member]	Dec. 31, 2013 Appalachian Power Co [Member]	Dec. 31, 2012 Appalachian Power Co [Member]	Dec. 31, 2011 Appalachian Power Co [Member]	Dec. 31, 2013 Southwestern Electric Power Co [Member]	Dec. 31, 2012 Southwestern Electric Power Co [Member]	Dec. 31, 2011 Southwestern Electric Power Co [Member]	Dec. 31, 2013 Ohio Power Co [Member]	Dec. 31, 2012 Ohio Power Co [Member]	Dec. 31, 2011 Ohio Power Co [Member]	Dec. 31, 2013 Public Service Co of Oklahoma [Member]	Dec. 31, 2012 Public Service Co of Oklahoma [Member]	Dec. 31, 2013 Indiana Michigan Power Co [Member]	Dec. 31, 2012 Indiana Michigan Power Co [Member]	Dec. 31, 2013 Indiana Michigan Power Co [Member] Tanners Creek Plant, Units 1-4 [Member]	Dec. 31, 2013 Ohio Electric Security Plan Filing [Member]	Dec. 31, 2013 Ohio Electric Security Plan Filing [Member] Deferred Capacity Costs [Member]	Dec. 31, 2013 Ohio Electric Security Plan Filing [Member] Deferred Fuel Costs [Member]	Dec. 31, 2013 Ohio Electric Security Plan Filing [Member] Ohio Power Co [Member]	Dec. 31, 2013 Ohio Electric Security Plan Filing [Member] Ohio Power Co [Member] Deferred Capacity Costs [Member]	Dec. 31, 2013 Ohio Electric Security Plan Filing [Member] Ohio Power Co [Member] Deferred Fuel Costs [Member]	Dec. 31, 2013 Ohio Electric Security Plan Filing [Member] Significantly Excessive Earnings Test - 2010 [Member]	Dec. 31, 2013 Ohio Electric Security Plan Filing [Member] Significantly Excessive Earnings Test - 2010 [Member] Ohio Power Co [Member]	Dec. 31, 2013 Storm Damage Recovery Rider [Member] Storm Costs [Member]	Dec. 31, 2013 Storm Damage Recovery Rider [Member] Ohio Power Co [Member] Storm Costs [Member]	Dec. 31, 2013 Ohio Fuel Adjustment Clause Audit - 2009 [Member]	Dec. 31, 2013 Ohio Fuel Adjustment Clause Audit - 2009 [Member] Ohio Power Co [Member]	Dec. 31, 2013 Special Rate Mechanism For Ormet [Member]	Dec. 31, 2013 Special Rate Mechanism For Ormet [Member] Ohio Power Co [Member]	Dec. 31, 2013 Ohio IGCC Plant [Member]	Dec. 31, 2013 Ohio IGCC Plant [Member] Ohio Power Co [Member]	Dec. 31, 2013 Turk Plant [Member]	Dec. 31, 2013 Turk Plant [Member] Southwestern Electric Power Co [Member]	Dec. 31, 2013 Texas Base Rate Case [Member]	Dec. 31, 2013 Texas Base Rate Case [Member] Subsequent Event [Member]	Dec. 31, 2013 Texas Base Rate Case [Member] Welsh Plant, Unit 2 [Member]	Dec. 31, 2013 Texas Base Rate Case [Member] Southwestern Electric Power Co [Member]	Dec. 31, 2013 Texas Base Rate Case [Member] Southwestern Electric Power Co [Member] Subsequent Event [Member]	Dec. 31, 2013 Texas Base Rate Case [Member] Southwestern Electric Power Co [Member] Welsh Plant, Unit 2 [Member]	Dec. 31, 2013 Louisiana 2012 Formula Rate Filing [Member]	Dec. 31, 2013 Louisiana 2012 Formula Rate Filing [Member] Southwestern Electric Power Co [Member]	Dec. 31, 2013 Flint Creek Plant Environmental Controls [Member]	Dec. 31, 2013 Flint Creek Plant Environmental Controls [Member] Southwestern Electric Power Co [Member]	Dec. 31, 2013 APCo's Filing for IGCC Plant [Member] Applicable to West Virginia Jurisdiction [Member]	Dec. 31, 2013 APCo's Filing for IGCC Plant [Member] Applicable to West Virginia Jurisdiction [Member] Appalachian Power Co [Member]	Dec. 31, 2013 APCo's Filing for IGCC Plant [Member] Applicable to FERC Jurisdiction [Member]	Dec. 31, 2013 APCo's Filing for IGCC Plant [Member] Applicable to FERC Jurisdiction [Member] Appalachian Power Co [Member]	Dec. 31, 2013 APCo's Filing for IGCC Plant [Member] Applicable to Virginia Jurisdiction [Member]	Dec. 31, 2013 APCo's Filing for IGCC Plant [Member] Applicable to Virginia Jurisdiction [Member] Appalachian Power Co [Member]	Dec. 31, 2013 West Virginia Expanded Net Energy Charge [Member]	Dec. 31, 2013 West Virginia Expanded Net Energy Charge [Member] Appalachian Power Co [Member]	Dec. 31, 2013 Oklahoma Environmental Compliance Plan [Member] Northeastern Station, Unit 3 [Member]	Dec. 31, 2013 Oklahoma Environmental Compliance Plan [Member] Northeastern Station, Unit 4 [Member]	Dec. 31, 2013 Oklahoma Environmental Compliance Plan [Member] Public Service Co of Oklahoma [Member] Northeastern Station, Unit 3 [Member]	Dec. 31, 2013 Oklahoma Environmental Compliance Plan [Member] Public Service Co of Oklahoma [Member] Northeastern Station, Unit 4 [Member]	Dec. 31, 2013 Cook Plant Life Cycle Management Project [Member]	Dec. 31, 2013 Cook Plant Life Cycle Management Project [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2013 Cook Plant Life Cycle Management Project [Member] Indiana Filing [Member]	Dec. 31, 2013 Cook Plant Life Cycle Management Project [Member] Indiana Filing [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2013 Plant Transfer [Member]	Dec. 31, 2013 Plant Transfer [Member] Appalachian Power Co [Member]	Dec. 31, 2013 Plant Transfer [Member] Applicable to Virginia Jurisdiction [Member]	Dec. 31, 2013 Plant Transfer [Member] Applicable to Virginia Jurisdiction [Member] Appalachian Power Co [Member]	Dec. 31, 2013 Plant Transfer [Member] Terms Of Kentucky Power Co Settlement Agreement [Member]	Dec. 31, 2013 Plant Transfer [Member] Terms Of Kentucky Power Co Settlement Agreement [Member] Big Sandy Plant, Unit 1 Natural Gas Conversion [Member]	Dec. 31, 2013 Plant Transfer [Member] Applicable to West Virginia and FERC Jurisdictions [Member]	Dec. 31, 2013 Plant Transfer [Member] Applicable to West Virginia and FERC Jurisdictions [Member] Appalachian Power Co [Member]	Dec. 31, 2013 Virginia Environmental Rate Adjustment Clause [Member]	Dec. 31, 2013 Virginia Environmental Rate Adjustment Clause [Member] Appalachian Power Co [Member]	Dec. 31, 2013 Virginia Generation Rate Adjustment Clause [Member] Dresden Plant [Member]	Dec. 31, 2013 Virginia Generation Rate Adjustment Clause [Member] Appalachian Power Co [Member] Dresden Plant [Member]	Dec. 31, 2013 Rockport Plant Clean Coal Technology Project [Member]	Dec. 31, 2013 Rockport Plant Clean Coal Technology Project [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2013 Rockport Plant Clean Coal Technology Project [Member] Indiana Filing [Member]	Dec. 31, 2013 Rockport Plant Clean Coal Technology Project [Member] Indiana Filing [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2013 Indiana Base Rate Case [Member]	Dec. 31, 2013 Indiana Base Rate Case [Member] Indiana Michigan Power Co [Member]	Dec. 31, 2013 Virginia Storm Costs [Member]	Dec. 31, 2013 Virginia Storm Costs [Member] Appalachian Power Co [Member]	Dec. 31, 2013 Kentucky 2013 Base Rate Case [Member]	Dec. 31, 2013 Texas Transmission Costs Recovery Factor Filing [Member]	Dec. 31, 2013 Texas Transmission Costs Recovery Factor Filing [Member] Southwestern Electric Power Co [Member]	Dec. 31, 2013 Virginia Transmission Rate Adjustment Clause [Member]	Feb. 25, 2014 Virginia Transmission Rate Adjustment Clause [Member] Subsequent Event [Member]	Dec. 31, 2013 Virginia Transmission Rate Adjustment Clause [Member] Appalachian Power Co [Member]	Feb. 25, 2014 Virginia Transmission Rate Adjustment Clause [Member] Appalachian Power Co [Member] Subsequent Event [Member]	Jan. 31, 2014 Oklahoma Base Rate Case [Member] Subsequent Event [Member]	Jan. 31, 2014 Oklahoma Base Rate Case [Member] Public Service Co of Oklahoma [Member] Subsequent Event [Member]
Rate Matters (Textuals) [Abstract]
Regulatory Assets, Noncurrent	$ 4,376,000,000	$ 5,106,000,000				$ 1,003,890,000	$ 1,435,704,000		$ 369,905,000	$ 403,278,000		$ 1,378,697,000	$ 1,420,966,000		$ 156,690,000	$ 202,328,000	$ 524,114,000	$ 540,019,000			$ 288,000,000	$ 445,000,000		$ 288,000,000	$ 445,000,000			$ 56,000,000	$ 56,000,000			$ 49,000,000	$ 49,000,000																					$ 21,000,000	$ 21,000,000																	$ 28,000,000	$ 28,000,000	$ 6,000,000	$ 6,000,000												$ 47,000,000		$ 47,000,000
Regulatory Liability, Noncurrent	3,694,000,000	3,544,000,000				631,225,000	607,680,000		472,128,000	476,471,000		435,499,000	451,071,000		327,673,000	344,817,000	1,112,645,000	948,292,000																																				107,000,000	107,000,000
Unrecognized Equity Carrying Costs																																																																								10,000,000	10,000,000	5,000,000	5,000,000
Potential Refund of Carrying Costs Due to an Accumulated Deferred Income Tax Credit																				31,000,000			31,000,000
Potential Refund of Unrecognized Equity Carrying Costs Due to an Accumulated Deferred Income Tax Credit																				16,000,000			16,000,000
Future Commitment to Support the Development of a Large Solar Farm																				20,000,000			20,000,000
PUCO Ordered Excess Earnings Offset Against Deferred Fuel																										7,000,000	7,000,000
PUCO Ordered Fixed Price per MW Day for Customers Who Switch During ESP Period																				188.88			188.88
Reliability Pricing Model Rate per MW Day in Effect Through May 2014																				33			33
Reliability Pricing Model Rate per MW Day in Effect from June 2014 Through May 2015																				148			148
Retail Stability Rider through May 2014 ($ Per MWh)																				3.50			3.50
Retail Stability Rider for the Period June 2014 through May 2015 ($ per MWh)																				4.00			4.00
Amount of Retail Stability Rider Applied to the Deferred Capacity Costs for the Period June 2014 through May 2015 ($ per MWh)																				1.00			1.00
Percentage of Standard Service Offer Load Which Registrant Will Conduct an Energy Only Auction for Delivery through May 2015																				10.00%			10.00%
Additional Percentage of Standard Service Offer Load Which Registrant Will Conduct an Energy Only Auction for Delivery Beginning November 2014 through May 2015																				50.00%			50.00%
Remaining Percentage of Standard Service Offer Load Which Registrant Will Conduct an Energy Only Auction for Delivery from January 2015 through May 2015																				40.00%			40.00%
Requested Return on Equity on Capital Costs for Certain Riders																				10.65%			10.65%
Estimated Average Decrease in Customer Rates Over Three Years																				9.00%			9.00%
Intended Retail Stability Rider Rate to be Continued Until Capacity Deferral Balance is Collected ($ per MWh)																				4.00			4.00
Reduction In 2012 Storm Expenses As Proposed In Stipulation																												6,000,000	6,000,000
Intervenor Recommended Disallowance of Storm Expenses																												18,000,000	18,000,000
Intervenor Recommended Offset to Storm Expenses Related to a Previously Ordered Amount to Spend on a Solar Project																												20,000,000	20,000,000
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Adjustment Clause as Orginially Ordered by the PUCO																														65,000,000	65,000,000
Net Favorable Fuel Adjustment Recorded in 2012 Based on Fuel Adjustment Clause Audit Rehearing																														30,000,000	30,000,000
Remaining Retail Gain Not Already Flowed Through Fuel Adjustment Clause																														35,000,000	35,000,000
Maximum Amount of Ormet's October and November 2012 Unpaid Balance Allowed to be Recovered in the Economic Development Rider																																20,000,000	20,000,000
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009																																64,000,000	64,000,000
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009																																2,000,000	2,000,000
Collection of Authorized Pre-Construction Costs																																		24,000,000	24,000,000
Subsidiary's Ownership Percentage																																				73.00%	73.00%
Asset Impairments and Other Related Charges	226,000,000	300,000,000	139,000,000			39,283,000	0	0	0	13,000,000	49,000,000	154,304,000	287,031,000	89,824,000																						59,000,000	59,000,000	111,000,000			111,000,000																									39,000,000	39,000,000	33,000,000
Property, Plant and Equipment	25,074,000,000	26,279,000,000				6,745,172,000	5,632,665,000		3,764,429,000	3,888,230,000		0	8,673,296,000		1,203,221,000	1,346,530,000	3,577,906,000	4,062,733,000																		1,699,000,000	1,699,000,000			87,000,000			87,000,000													208,000,000	106,000,000	208,000,000	106,000,000
Incurred Construction Expenditures Before Regulatory Provision																																				1,758,000,000	1,758,000,000
Arkansas Jurisdictional Share of the Turk Plant																																				20.00%	20.00%
The PUCT Required Cap on the Plant, Excluding Related Transmission Costs																																				1,522,000,000	1,522,000,000
The PUCT Required Cap on CO2 Emission Costs (per ton)																																				28	28
Requested Base Rate Increase																																						83,000,000			83,000,000																																											114,000,000							38,000,000	38,000,000
Requested Return on Equity																																						11.25%			11.25%																																											10.65%							10.50%	10.50%
Texas Jurisdictional Share of the Turk Plant																																						33.00%			33.00%
Approved Base Rate Increase																																						39,000,000			39,000,000																																							85,000,000	85,000,000
Unfavorable Consolidated Income Tax Adjustment																																						5,000,000			5,000,000
Approved Return on Equity																																						9.65%			9.65%																																							10.20%	10.20%
Property, Plant and Equipment, Net				341,000,000	249,000,000														341,000,000
Reversal of Unfavorable Consolidated Income Tax Adjustment																																						5,000,000			5,000,000
Reversal Of Previously Recorded Regulatory Disallowances																																							114,000,000			114,000,000
Increase in Previously Approved Base Rate Increase																																							13,000,000			13,000,000
Resulting Approved Base Rate Increase																																							52,000,000			52,000,000
Requested Transmission Cost Recovery Factor Revenue																																																																																					10,000,000	10,000,000
Louisiana Jurisdictional Share of the Turk Plant																																												29.00%	29.00%
Net Increase in Louisiana Total Rates per the Settlement Agreement																																												2,000,000	2,000,000
Base Rate Increase per the Settlement Agreement																																												85,000,000	85,000,000
Fuel Rate Decrease per the Settlement Agreement																																												83,000,000	83,000,000
Return on Common Equity per the Settlement Agreement																																												10.00%	10.00%
Projected Capital Costs																																														408,000,000	408,000,000													1,200,000,000	1,200,000,000								60,000,000							285,000,000
Subsidary's Portion of Projected Capital Costs																																														204,000,000	204,000,000
Commission Ordered Reduction in the Proposed Asset Transfer Price																																																																83,000,000	83,000,000	39,000,000	39,000,000			44,000,000	44,000,000
Amount of Deferred Preconstruction IGCC Costs for Future Recovery																																																9,000,000	9,000,000	2,000,000	2,000,000	10,000,000	10,000,000
Requested Recovery of 2011 and 2012 Environmental Compliance Costs																																																																								39,000,000	39,000,000
Approved Recovery of 2011 and 2012 Environmental Compliance Costs Per Settlement Agreement																																																																								38,000,000	38,000,000
Requested Increase in Virginia Generation RAC Revenues Related to the Dresden Plant																																																																										12,000,000	12,000,000
Requested Total Collection of Costs Related to the Dresden Plant																																																																										38,000,000	38,000,000
Approved Increase in Generation RAC Per Settlement Agreement																																																																										39,000,000	39,000,000
Component to Collect Under-Recovery																																																																										10,000,000	10,000,000
Remaining Annual Ongoing Revenue to Collect Dresden Plant Costs																																																																										29,000,000	29,000,000
Requested Increase in Virginia Transmission RAC Revenues																																																																																							50,000,000		50,000,000
Recommended Annual Revenue Increase As Proposed In Stipulation Agreement																																																																																								49,000,000		49,000,000
Approved Securitization Amount Per Settlement Agreement																																																						376,000,000	376,000,000
Amount of Securitization Bonds Issued																																																						380,000,000	380,000,000
Financing Costs Related to Securitization Bonds Issued																																																						4,000,000	4,000,000
ENEC Net Over-Recovery Balance																																																						86,000,000	86,000,000
Reduction in Annual ENEC Revenues Per Approved Settlement Agreement																																																						56,000,000	56,000,000
Increase in Annual Construction Surcharge Per Approved Settlement Agreement																																																						6,000,000	6,000,000
Amount of Deferral from the ENEC Recovery Balance Until Reaching Certain Coal Inventory Levels																																																						21,000,000	21,000,000
Write-off of Regulatory Asset, Pretax																																																																																		30,000,000	30,000,000
Proposed Depreciation Increase Included in Requested Rate Increase																																																																																											29,000,000	29,000,000
Year One Revenues Related to Proposed Recovery of Advanced Metering Costs																																																																																											7,000,000	7,000,000
Year Three Revenues Related to Proposed Recovery of Advanced Metering Costs																																																																																											28,000,000	28,000,000
Revised Approved Base Rate Increase																																																																																92,000,000	92,000,000
Construction Work in Progress	2,471,000,000	1,819,000,000				184,701,000	266,247,000		281,849,000	99,783,000		185,428,000	354,497,000		175,890,000	95,170,000	427,164,000	341,063,000																																										380,000,000	380,000,000															109,000,000	56,000,000
Amount Excluded from Indiana Utility Regulatory Commission LCM Project Approval																																																														23,000,000	23,000,000
Approved Projected Capital Costs per Settlement Agreement																																																																														258,000,000	129,000,000
Federal Mandate Percentage of Project to be Recovered Under a Rider per Settlement Agreement																																																																														80.00%	80.00%
Percentage of Project to be Deferred and Recovered in a Future Rate Case per Settlement Agreement																																																																														20.00%	20.00%
Annual Amount of Asset Transfer Rider																																																																				44,000,000
Annual Level of Off System Sales Margins in Base Rates Above Which is Proposed to be Retained by Kentucky Power Company																																																																				$ 15,300,000